OFI Global Asset Management, Inc.
225 Liberty Street,
New York, New York 10281-1008

December 3, 2018

VIA EDGAR

Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re:	Oppenheimer Portfolio Series on behalf of its series
 Active Allocation Fund, Conservative Investor Fund,
Growth Investor Fund and Moderate Investor Fund
Post-Effective Amendment No. 24 under the Securities Act
and Amendment No. 26 under the Investment Company Act
File Nos. 333-121449; 811-21686

To the Securities and Exchange Commission:

An electronic (EDGAR) filing is transmitted herewith pursuant to the Securities Act of 1933, as amended (the “Securities Act”), and the Investment Company Act of 1940, as amended (the “Investment Company Act”), on behalf of Oppenheimer Portfolio Series on behalf of its series Active Allocation Fund, Conservative Investor Fund,
Equity Investor Fund and Moderate Investor Fund (each, a “Fund” and together, the “Funds”), each a series of Oppenheimer Portfolio Series (the “Registrant”). This filing constitutes Post-Effective Amendment No. 24 under the Securities Act and Amendment No. 26 under the Investment Company Act (the “Amendment”) to the Registrant Registration Statement on Form N-1A (the “Registration Statement”).

This filing is being made pursuant to Rule 485(a) under the Securities Act primarily to change each Fund’s Principal Investment Strategies and Principal Risks to allow each Fund to invest not only in open-end funds managed by OFI Global Asset Management, Inc. (“OFI”), but also in closed-end funds and ETFs managed by OFI. In addition, each Fund will be permitted to use derivatives to hedge its cash position and manage the duration of its portfolio, including but not limited to futures, total return swaps, and forward contracts. Each Fund may also use other types of derivatives that are consistent with its investment objective and investment strategies. (Currently, only Active Allocation may use derivatives, although it currently does not do so.) In addition, Equity Investor Fund will change its name to Growth Investment Fund, will change its non-fundamental investment objective to “[t]he Fund seeks total return,” and will delete its 80% investment policy. Each of the Funds are filing supplements concurrently with this filing to notify shareholders of these changes. The Amendment has been tagged to indicate changes since the Registrant’s most recent Registration Statement filed May 29, 2018, as updated by the filing under Rule 497(c) on June 4, 2018.

We anticipate that an amendment to the Registration Statement will be filed under Rule 485(b) in 60 days, including (i) incorporating by reference the semiannual financial statements of the Fund for the period ended July 31, 2018; (ii) responses to any comments of the Securities and Exchange Commission Staff on this filing; (iii) updated performance and expense information; and (iv) other, non-material changes. The Amendment and the subsequent filing should become effective in 60 days on February 1, 2019, as indicated on the facing page of this Amendment.

The Securities and Exchange Commission Staff is requested to address any comments or questions you may have on this filing to:

Amy Shapiro, Esq.
Vice President and Associate General Counsel
OFI Global Asset Management, Inc.
225 Liberty Street
New York, New York 10281-1008
212-323-5922
ashapiro@ofiglobal.com

Sincerely,
/s/ Amy Shapiro
Amy Shapiro Vice President and Associate General Counsel

cc:	Mark Cowan, Esq. Kramer Levin Naftalis & Frankel LLP Taylor V. Edwards, Esq.